Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Expenses
Accretion expense (Note 11)	$ 2,138
Community relations	104,887	94,149
Consulting fees	991,491	555,765
Depreciation (Note 9)	178,181	45,018
Foreign exchange loss (gain)	(720,850)	741,336
Insurance	415,408	397,822
Investor relations	180,378	417,089
Management fees (Note 14)	1,360,539	1,750,691
Office	559,599	487,066
Professional fees (Note 14)	1,371,574	997,809
Property investigation	73,194	144,136
Regulatory and shareholders service	418,343	646,330
Rent	281,480	289,048
Share-based compensation (Notes 12 and 14)	3,882,026	3,136,225
Travel and related	856,107	838,453
Wages and salaries (Note 14)	593,241	390,694
Total expense	(10,547,736)	(10,931,631)
Equity loss in associated company (Note 6)		(807,455)
Gain (loss) on investments (Note 5)	(88,332)	8,457
Interest income	397,158	303,843
Loss and comprehensive loss for the year	$ (10,238,910)	$ (11,426,786)
Basic and diluted loss per share	$ (0.04)	$ (0.05)
Weighted average number of common shares outstanding (basic and diluted)	253,212,703	228,376,609